Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.58%
Alabama: 2.81%
Health revenue: 0.58%
Health Care Authority for Baptist Health Series A	5.00%	11-15-2033	$3,885,000	$4,061,957
Housing revenue: 0.21%
Huntsville Public Building Authority City of Huntsville	5.00	2-1-2052	1,500,000	1,509,351
Industrial development revenue: 0.14%
Selma Industrial Development Board International Paper Co. Series Aøø	1.38	5-1-2034	1,000,000	950,874
Utilities revenue: 1.61%
Southeast Alabama Gas Supply District Project No. 2 Series Aøø	4.00	6-1-2049	1,000,000	993,405
Southeast Alabama Gas Supply District Project No. 2 Series B (1 Month LIBOR+0.85%)±	4.50	6-1-2049	2,925,000	2,924,153
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	930,086
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,032,448
Southeast Energy Authority A Cooperative District Project No. 6 Series B-1 (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,515,131
				11,395,223
Water & sewer revenue: 0.27%
County of Jefferson Sewer Revenue Series A (AGM Insured)	5.50	10-1-2053	760,000	762,604
County of Jefferson Sewer Revenue Series B CAB (AGM Insured)¤	0.00	10-1-2026	1,350,000	1,132,499
				1,895,103
				19,812,508
Alaska: 0.25%
Health revenue: 0.25%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,787,956
Arizona: 2.69%
Education revenue: 1.76%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	522,180
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	841,140
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	962,444
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	1,120,000	1,124,156
IDA of the County of Pima Paideia Academies, Inc. 144A	5.00	7-1-2025	230,000	227,080
IDA of the County of Pima Paideia Academies, Inc. 144A	6.00	7-1-2035	1,475,000	1,476,526
IDA of the County of Pima Paideia Academies, Inc. 144A	6.13	7-1-2045	2,000,000	1,926,585
IDA of the County of Pima Partnership with Parents, Inc.	7.00	5-1-2034	1,000,000	1,007,166
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	680,000	646,495
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	918,040
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00	7-1-2035	3,000,000	2,795,380
				12,447,192
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.13%
Tempe IDA Life Care Village Obligated Group Series A	4.00%	12-1-2030	$495,000	$450,410
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	421,532
				871,942
Industrial development revenue: 0.05%
Maricopa County Pollution Control Corp. Southern California Edison Co. Series A	2.40	6-1-2035	500,000	368,991
Tax revenue: 0.17%
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,204,653
Utilities revenue: 0.58%
Salt River Project Agricultural Improvement & Power District Series A	5.00	12-1-2045	2,000,000	2,024,412
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,071,219
				4,095,631
				18,988,409
California: 3.90%
Airport revenue: 1.95%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,023,715
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,764,976
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,017,043
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	10,000,000	9,961,122
				13,766,856
GO revenue: 0.07%
Compton Community College District Series C CAB¤	0.00	8-1-2029	500,000	389,024
Hawthorne School District Series C (NPFGC Insured)¤	0.00	11-1-2025	100,000	91,896
				480,920
Health revenue: 0.17%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,208,235
Housing revenue: 0.12%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	500,000	378,985
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	469,686	446,841
				825,826
Industrial development revenue: 0.60%
California Infrastructure & Economic Development Bank DesertXpress Enterprises LLC Series A AMT144Aøø	3.65	1-1-2050	4,305,000	4,278,702
Transportation revenue: 0.28%
Riverside County Transportation Commission Series B1	4.00	6-1-2046	2,250,000	1,961,008
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.71%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00%	7-1-2053	$5,000,000	$5,043,278
				27,564,825
Colorado: 3.88%
Airport revenue: 0.19%
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	1,250,000	1,308,318
Education revenue: 0.24%
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC	6.00	12-15-2037	1,310,000	1,338,312
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	360,000	360,423
				1,698,735
GO revenue: 1.33%
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2039	750,000	673,443
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	707,169
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	749,000	612,723
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	800,859
Southlands Metropolitan District No. 1 Series A2	5.00	12-1-2047	650,000	570,583
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,264,365
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	4,741,511
				9,370,653
Health revenue: 0.81%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,800,720
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,016,847
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	2,917,193
				5,734,760
Industrial development revenue: 0.35%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,498,043
Miscellaneous revenue: 0.48%
State of Colorado COP Series A	4.00	12-15-2038	2,000,000	1,886,643
Westminster Public Schools (AGM Insured)	5.00	12-1-2048	1,500,000	1,528,888
				3,415,531
Utilities revenue: 0.48%
Public Authority for Colorado Energy	6.50	11-15-2038	3,000,000	3,393,644
				27,419,684
Connecticut: 1.27%
Education revenue: 0.58%
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2035	850,000	896,950
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State HEFA Trustees of Trinity College Series R	5.00%	6-1-2036	$880,000	$922,067
University of Connecticut Series A	5.00	2-15-2041	2,200,000	2,274,759
				4,093,776
GO revenue: 0.32%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,056,431
Town of Hamden (BAM Insured)	5.00	8-15-2025	275,000	276,834
Town of Hamden Series A (BAM Insured)	4.00	8-1-2039	500,000	438,900
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	520,077
				2,292,242
Health revenue: 0.37%
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00	7-1-2041	860,000	702,865
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	1,876,346
				2,579,211
				8,965,229
Delaware: 0.22%
Education revenue: 0.22%
Delaware State EDA Odyssey Charter School Series A144A	7.00	9-1-2045	1,500,000	1,562,227
District of Columbia: 0.21%
Airport revenue: 0.21%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2046	1,500,000	1,494,167
Florida: 7.03%
Airport revenue: 3.76%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,491,637
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	6,881,228
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	2,940,867
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	2,979,240
County of Miami-Dade Seaport Department Series B AMT	6.00	10-1-2033	1,000,000	1,000,000
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,681,776
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,601,524
				26,576,272
Education revenue: 0.44%
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc. 144A	5.00	10-1-2042	500,000	458,623
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,211,806
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,456,695
				3,127,124
Health revenue: 1.45%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,449,968
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	1,500,000	1,201,339
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00%	7-1-2030	$225,000	$233,238
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	464,683
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	258,464
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2033	250,000	258,500
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	489,949
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	486,093
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	213,690
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	915,757
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	1,783,522
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,253,940
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,440,000	1,256,203
				10,265,346
Miscellaneous revenue: 0.25%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	855,936
Julington Creek Plantation Community Development District (AGM Insured)	4.63	5-1-2054	1,000,000	882,342
				1,738,278
Transportation revenue: 0.68%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	502,047
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	552,182
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2037	4,000,000	3,724,528
				4,778,757
Utilities revenue: 0.07%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	504,076
Water & sewer revenue: 0.38%
County of Orange Water Utility System Revenue	5.00	10-1-2040	1,090,000	1,151,663
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,499,179
				2,650,842
				49,640,695
Georgia: 4.10%
Health revenue: 0.14%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	997,795
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.11%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00%	1-1-2027	$50,000	$50,334
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	759,260
				809,594
Miscellaneous revenue: 0.24%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,662,484
Utilities revenue: 3.61%
Development Authority of Burke County Georgia Power Co. øø	2.93	11-1-2048	5,000,000	4,939,930
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	4,958,783
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,009,783
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,500,000	1,432,626
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	3,500,000	3,299,812
Main Street Natural Gas, Inc. Series Døø	5.00	12-1-2054	1,000,000	990,658
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00	12-1-2053	3,000,000	3,034,056
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	816,704
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2064	4,000,000	4,018,367
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,002,038
				25,502,757
				28,972,630
Guam: 0.16%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	370,000	344,897
Miscellaneous revenue: 0.11%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	809,287
				1,154,184
Hawaii: 0.28%
Airport revenue: 0.28%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	1,990,618
Idaho: 0.18%
Education revenue: 0.18%
Idaho Housing & Finance Association Idaho Arts Charter School, Inc. Series A144A	5.00	12-1-2036	900,000	894,582
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	365,000	365,047
				1,259,629
Illinois: 17.02%
Airport revenue: 1.19%
Chicago Midway International Airport Series A AMT	5.50	1-1-2031	4,500,000	4,500,987
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Chicago O’Hare International Airport AMT	5.00%	1-1-2032	$1,440,000	$1,442,650
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2048	2,000,000	1,982,414
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	480,175
				8,406,226
Education revenue: 0.61%
Illinois Finance Authority Illinois Wesleyan University	5.00	9-1-2036	2,345,000	2,354,569
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,541,429
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	422,557
				4,318,555
GO revenue: 7.84%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,570,344
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,235,632
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	3,954,626
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,840,967
Chicago Board of Education Series D	5.00	12-1-2046	3,500,000	3,141,239
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	973,929
Chicago Park District Series A	5.00	1-1-2030	1,000,000	1,009,755
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,009,694
Chicago Park District Series A	5.00	1-1-2032	1,225,000	1,236,822
Chicago Park District Series A	5.00	1-1-2035	1,000,000	1,008,389
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,679,911
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,758,153
City of Chicago (NPFGC Insured)¤	0.00	1-1-2027	6,000,000	5,279,384
City of Chicago (NPFGC Insured)¤	0.00	1-1-2031	800,000	560,276
City of Chicago Series A	5.00	1-1-2027	2,000,000	2,043,502
City of Chicago Series A	5.00	1-1-2034	2,500,000	2,558,288
City of Chicago Series A	6.00	1-1-2038	3,500,000	3,633,379
Cook County School District No. 144 Prairie Hills Series C CAB (AGM Insured)¤	0.00	12-1-2025	675,000	609,950
Cook County School District No. 159 Matteson-Richton Park (AGM Insured)¤	0.00	12-1-2023	615,000	610,760
County of Winnebago Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,039,704
Kane Cook & DuPage Counties School District No. U-46 Elgin Series A	5.00	1-1-2034	1,000,000	1,000,381
Kane Cook & DuPage Counties School District No. U-46 Elgin Series D	5.00	1-1-2034	1,700,000	1,701,005
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	990,414
State of Illinois	5.00	5-1-2025	870,000	871,489
State of Illinois	5.00	11-1-2025	2,000,000	2,033,572
State of Illinois	5.00	2-1-2026	1,000,000	1,019,288
State of Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,131,966
State of Illinois Series B	5.00	10-1-2031	2,000,000	2,097,780
Village of Bolingbrook (AGM Insured)	5.00	1-1-2031	500,000	505,242
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	889,185
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M  | 7

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00%	1-1-2028	$475,000	$392,814
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,052,745
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2032	715,000	718,578
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2033	745,000	745,351
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2035	475,000	464,799
				55,369,313
Health revenue: 1.72%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,482,487
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	5,350,000	5,276,234
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,616,057
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	2,975,508
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	777,257
				12,127,543
Housing revenue: 2.19%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	994,770
Metropolitan Pier & Exposition Authority (AGM Insured)¤	0.00	6-15-2027	5,150,000	4,378,262
Metropolitan Pier & Exposition Authority Series A	4.00	12-15-2042	750,000	647,752
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2029	1,950,000	1,506,292
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	11,000,000	7,935,368
				15,462,444
Miscellaneous revenue: 0.01%
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	95,000	94,873
Tax revenue: 0.93%
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,669,075
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	1,500,000	1,503,530
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2031	2,500,000	2,511,844
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	903,716
				6,588,165
Transportation revenue: 0.90%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	2,000,000	1,771,402
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,524,986
Illinois State Toll Highway Authority Series B	5.00	1-1-2039	1,030,000	1,028,926
				6,325,314
Water & sewer revenue: 1.63%
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2025	1,985,000	1,987,810
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25%	1-1-2048	$1,000,000	$1,026,932
City of Chicago Waterworks Revenue	5.00	11-1-2027	2,250,000	2,296,868
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2026	2,750,000	2,771,812
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2044	2,500,000	2,408,926
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,015,653
				11,508,001
				120,200,434
Indiana: 0.97%
Education revenue: 0.19%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,371,140
Health revenue: 0.71%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	4,985,518
Water & sewer revenue: 0.07%
Terre Haute Sanitary District BAN	5.25	9-28-2028	500,000	493,869
				6,850,527
Kansas: 0.74%
Tax revenue: 0.74%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	14,245,000	5,218,037
Kentucky: 2.11%
Health revenue: 0.14%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2039	1,000,000	1,014,970
Housing revenue: 0.34%
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	2,325,000	2,424,085
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,059,351
Utilities revenue: 1.48%
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	9,020,000	8,886,126
Paducah Electric Plant Board Series A (AGM Insured)	5.00	10-1-2035	1,510,000	1,530,341
				10,416,467
				14,914,873
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 0.95%
Airport revenue: 0.26%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series A	5.00%	1-1-2040	$1,215,000	$1,207,909
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	624,862
				1,832,771
Industrial development revenue: 0.13%
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	934,828
Tax revenue: 0.29%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,043,934
Water & sewer revenue: 0.27%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	493,847
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	489,733
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	541,727
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	390,078
				1,915,385
				6,726,918
Maryland: 1.85%
Airport revenue: 0.45%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	928,727
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	594,135
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2024	645,000	644,273
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2027	800,000	801,805
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	221,604
				3,190,544
Education revenue: 0.80%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00	8-1-2048	2,825,000	2,979,875
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.75	8-1-2033	1,000,000	1,039,107
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	7.00	8-1-2046	1,500,000	1,577,952
				5,596,934
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.60%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00%	1-1-2051	$5,000,000	$3,761,975
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	489,091
				4,251,066
				13,038,544
Massachusetts: 1.10%
Airport revenue: 0.29%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,016,413
Health revenue: 0.52%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	1,989,328
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,706,331
				3,695,659
Tax revenue: 0.29%
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,028,712
				7,740,784
Michigan: 3.51%
Education revenue: 0.06%
Western Michigan University	5.25	11-15-2031	400,000	400,589
Health revenue: 0.14%
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	1,000,000	975,928
Miscellaneous revenue: 0.96%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,682,894
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	4,000,000	3,759,028
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,500,000	1,365,638
				6,807,560
Water & sewer revenue: 2.35%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	3,560,000	3,628,271
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	4,000,000	3,980,641
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	4,000,000	3,990,832
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2029	1,000,000	1,004,971
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2030	4,000,000	4,020,466
				16,625,181
				24,809,258
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.13%
Airport revenue: 0.10%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25%	1-1-2047	$650,000	$657,680
Education revenue: 0.03%
City of Independence Beacon Academy Series A	4.25	7-1-2026	230,000	221,057
				878,737
Mississippi: 0.55%
Miscellaneous revenue: 0.55%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	755,000	755,380
Mississippi Development Bank City of Jackson Series A	5.00	3-1-2026	3,050,000	3,093,595
				3,848,975
Missouri: 0.70%
Miscellaneous revenue: 0.70%
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	5,000,000	4,951,325
Nebraska: 0.29%
Utilities revenue: 0.29%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	2,080,000	2,052,948
Nevada: 0.86%
GO revenue: 0.80%
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	1,926,538
Clark County School District Series A (AGM Insured)	4.00	6-15-2040	750,000	682,615
County of Clark Series A	5.00	5-1-2048	3,000,000	3,047,871
				5,657,024
Industrial development revenue: 0.06%
County of Clark Southern California Edison Co.	2.10	6-1-2031	500,000	389,275
				6,046,299
New Hampshire: 0.96%
Housing revenue: 0.25%
New Hampshire Business Finance Authority National Finance Authority Series 1A	4.13	1-20-2034	1,891,129	1,759,051
Resource recovery revenue: 0.14%
New Hampshire Business Finance Authority Series A	4.50	10-1-2033	1,000,000	987,812
Water & sewer revenue: 0.57%
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2026	1,000,000	1,007,616
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00%	1-1-2027	$845,000	$857,013
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2028	2,170,000	2,189,695
				4,054,324
				6,801,187
New Jersey: 3.40%
Education revenue: 0.32%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	486,814
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	420,000	409,210
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,357,711
				2,253,735
Housing revenue: 2.30%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	205,000	210,482
New Jersey EDA New Jersey Transit Corp. Series A	5.25	11-1-2041	2,000,000	2,098,785
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.30	10-1-2025	3,375,000	3,282,124
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.40	4-1-2026	3,405,000	3,308,959
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,437,631
New Jersey TTFA Series A¤	0.00	12-15-2031	2,500,000	1,731,545
New Jersey TTFA Series A	4.00	6-15-2042	750,000	680,027
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,039,484
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,489,854
				16,278,891
Tax revenue: 0.48%
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,082,367
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,283,884
				3,366,251
Transportation revenue: 0.14%
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,000,000	993,038
Water & sewer revenue: 0.16%
New Jersey EDA American Water Co. Inc Series A AMTøø	2.20	10-1-2039	1,350,000	1,114,458
				24,006,373
New York: 6.80%
Airport revenue: 0.57%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2033	1,000,000	1,045,890
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M  | 13

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00%	12-1-2034	$2,000,000	$2,086,500
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	890,311
				4,022,701
Education revenue: 2.12%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,322,920
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	868,516
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,335,477
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,210,903
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	3,981,533
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,422,845
Monroe County Industrial Development Corp. Monroe Community College Association, Inc. (AGM Insured)	5.00	1-15-2038	500,000	501,450
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	334,487
				14,978,131
Health revenue: 0.23%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	4.00	4-1-2038	1,250,000	1,124,583
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	500,000	473,899
				1,598,482
Industrial development revenue: 1.09%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	861,019
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,511,971
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	2,290,000	2,193,860
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2031	1,135,000	1,143,675
				7,710,525
Miscellaneous revenue: 0.10%
Western Regional Off-Track Betting Corp. 144A	4.13	12-1-2041	1,000,000	715,069
Tax revenue: 1.11%
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,387,981
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,368,714
See accompanying notes to portfolio of investments
14 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00%	3-15-2042	$3,000,000	$2,716,767
New York State Urban Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,350,882
				7,824,344
Transportation revenue: 1.15%
Metropolitan Transportation Authority Series C1	5.00	11-15-2034	3,000,000	3,080,114
Metropolitan Transportation Authority Series C1	5.25	11-15-2030	2,000,000	2,023,798
Metropolitan Transportation Authority Series C1	5.25	11-15-2031	3,000,000	3,033,888
				8,137,800
Utilities revenue: 0.10%
New York State Energy Research & Development Authority New York State Electric & Gas Corp. Series C	4.00	4-1-2034	750,000	709,309
Water & sewer revenue: 0.33%
New York City Municipal Water Finance Authority Water & Sewer System Series FF	4.00	6-15-2041	2,545,000	2,352,293
				48,048,654
North Dakota: 0.10%
Health revenue: 0.10%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2048	700,000	690,794
Ohio: 2.55%
Airport revenue: 0.31%
Port of Greater Cincinnati Development Authority øø	4.38	6-15-2056	2,340,000	2,228,442
Health revenue: 0.93%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	2,000,000	1,677,281
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,579,770
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	591,845
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,699,318
				6,548,214
Housing revenue: 0.58%
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2029	2,070,000	2,080,646
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2035	2,000,000	2,004,497
				4,085,143
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M  | 15

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.26%
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Series A	2.88%	2-1-2026	$2,000,000	$1,871,071
Utilities revenue: 0.47%
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	1,920,000	1,926,268
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,379,113
				3,305,381
				18,038,251
Oklahoma: 1.88%
Airport revenue: 0.83%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	3,826,628
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	2,000,000	2,011,107
				5,837,735
Housing revenue: 1.05%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00	12-1-2031	3,250,000	3,203,170
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,940,736
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	1,856,113
Pontotoc County Educational Facilities Authority Independent School District No. 19	4.00	9-1-2040	500,000	414,905
				7,414,924
				13,252,659
Oregon: 0.61%
Health revenue: 0.61%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	4,390,000	4,308,842
Pennsylvania: 6.36%
Airport revenue: 1.09%
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	3,715,000	3,136,014
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,456,970
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,520,747
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	577,015
				7,690,746
Education revenue: 0.56%
Philadelphia IDA First Philadelphia Preparatory Charter School Series A	7.00	6-15-2033	935,000	951,298
Philadelphia IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,490,000	2,261,101
Philadelphia IDA Tacony Academy Charter School 144A	5.38	6-15-2038	750,000	715,835
				3,928,234
See accompanying notes to portfolio of investments
16 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.99%
Armstrong School District Series A (BAM Insured)	4.00%	3-15-2037	$1,000,000	$948,686
City of Philadelphia Series A	5.25	7-15-2033	1,010,000	1,013,261
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,020,832
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,008,681
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,001,282
				6,992,742
Health revenue: 0.57%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	409,566
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	802,095
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	1,993,470
Pennsylvania EDFA UPMC Obligated Group Series A1	4.00	4-15-2045	1,000,000	864,092
				4,069,223
Housing revenue: 1.17%
Pennsylvania EDFA Bridges Finco	5.00	12-31-2034	5,000,000	4,995,793
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.25	6-30-2053	3,380,000	3,285,573
				8,281,366
Miscellaneous revenue: 1.21%
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,523,814
Philadelphia Municipal Authority	5.00	4-1-2033	2,355,000	2,463,355
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2036	4,525,000	4,552,507
				8,539,676
Tax revenue: 0.15%
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,044,915
Transportation revenue: 0.62%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,365,360
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,126,234
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	870,758
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,006,451
				4,368,803
				44,915,705
South Carolina: 0.02%
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC †	8.00	12-6-2029	115,000	92,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,500,000	75,000
				167,000
Tennessee: 1.61%
Utilities revenue: 1.61%
Tennergy Corp. Series Aøø	4.00	12-1-2051	4,050,000	3,876,204
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M  | 17

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennergy Corp. Series Aøø	5.50%	10-1-2053	$1,000,000	$1,015,657
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	6,500,000	6,484,891
				11,376,752
Texas: 6.66%
Airport revenue: 0.68%
City of Austin Airport System Revenue AMT	5.00	11-15-2044	2,500,000	2,488,973
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,317,019
				4,805,992
Education revenue: 1.37%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,189,171
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	230,158
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.50	8-15-2035	2,000,000	1,975,864
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	1,000,000	976,512
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	2,500,000	2,477,390
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	2,250,000	2,177,960
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	650,000	607,958
				9,635,013
GO revenue: 1.86%
City of Palestine (AGM Insured)	4.00	2-15-2051	3,625,000	3,000,343
City of Port Isabel 144A	5.10	2-15-2049	475,000	440,157
El Paso County Hospital District	5.00	8-15-2029	1,555,000	1,555,111
Temple College	3.00	7-1-2027	400,000	385,867
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	7,754,209
				13,135,687
Tax revenue: 0.15%
Old Spanish Trail-Alemda Corridors RDA (BAM Insured)	4.00	9-1-2035	1,070,000	1,074,198
Transportation revenue: 0.72%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	998,750
Central Texas Regional Mobility Authority Series B	4.00	1-1-2038	550,000	504,812
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,281,731
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC Series A AMT	7.00	12-31-2038	1,300,000	1,302,470
				5,087,763
Utilities revenue: 0.96%
Lower Colorado River Authority (AGM Insured)	4.00	5-15-2040	7,500,000	6,766,455
See accompanying notes to portfolio of investments
18 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.92%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00%	10-1-2047	$5,000,000	$5,202,865
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	772,076
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	514,035
				6,488,976
				46,994,084
Utah: 1.49%
Airport revenue: 0.51%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	2,575,000	2,622,080
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,007,469
				3,629,549
Education revenue: 0.98%
Utah Charter School Finance Authority Early Light Academy, Inc. 144A	4.50	7-15-2027	380,000	363,900
Utah Charter School Finance Authority Freedom Academy Foundation 144A	5.25	6-15-2037	3,000,000	2,783,619
Utah Charter School Finance Authority Freedom Academy Foundation 144A	5.38	6-15-2048	1,500,000	1,310,296
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,550,034
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	340,000	305,284
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	597,484
				6,910,617
				10,540,166
Virginia: 0.11%
Health revenue: 0.04%
Roanoke EDA Richfield Living Obligated Group Series 2020†	5.00	9-1-2050	500,000	300,000
Transportation revenue: 0.07%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	446,220
				746,220
Washington: 2.88%
Airport revenue: 1.20%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	3,011,737
Port of Seattle AMT	5.00	4-1-2044	3,000,000	2,980,135
Port of Seattle Series B AMT	5.00	8-1-2047	1,000,000	981,098
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,487,090
				8,460,060
GO revenue: 1.06%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,439,448
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M  | 19

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
King County Public Hospital District No. 1	5.00%	12-1-2035	$5,500,000	$5,547,878
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	477,888
				7,465,214
Health revenue: 0.62%
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap+1.40%)±	5.38	1-1-2035	2,000,000	2,000,557
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2029	1,300,000	1,326,644
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	375,146
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	683,907
				4,386,254
				20,311,528
Wisconsin: 5.39%
Airport revenue: 0.34%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,388,238
Education revenue: 2.27%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,000,394
PFA Contemporary Science Center, Inc. Series A144A	4.38	7-1-2025	160,000	157,605
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,693,756
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,755,724
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	2,815,739
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2041	2,000,000	1,515,018
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	290,964
PFA Founders Academy of Las Vegas Series A144A	6.63	7-1-2053	600,000	582,127
PFA Pine Lake Preparatory, Inc. 144A	4.95	3-1-2030	1,370,000	1,345,237
PFA University of Kansas	5.00	3-1-2046	5,000,000	4,861,830
				16,018,394
Health revenue: 0.99%
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	507,208
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	686,255
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	997,782
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2034	700,000	660,878
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2035	500,000	467,084
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2036	600,000	557,633
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2037	550,000	502,077
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,023,052
See accompanying notes to portfolio of investments
20 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00%	7-1-2038	$750,000	$756,034
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	441,461
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	395,990
				6,995,454
Housing revenue: 0.32%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,290,309
Industrial development revenue: 0.19%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,366,921
Miscellaneous revenue: 0.23%
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	5,000,000	1,600,887
Tax revenue: 1.05%
Village of Mount Pleasant Series A	5.00	4-1-2043	5,000,000	5,076,910
Village of Mount Pleasant Series A	5.00	4-1-2048	2,090,000	2,014,995
Village of Mount Pleasant Series A (BAM Insured)	5.00	4-1-2048	330,000	322,599
				7,414,504
				38,074,707
Total municipal obligations (Cost $754,638,953)				696,163,342

		Yield	Shares
Short-term investments: 0.53%
Investment companies: 0.53%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.28	3,744,327	3,745,076
Total short-term investments (Cost $3,745,076)				3,745,076
Total investments in securities (Cost $758,384,029)	99.11%			699,908,418
Other assets and liabilities, net	0.89			6,315,860
Total net assets	100.00%			$706,224,278

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
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Portfolio of investments—September 30, 2023 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$51,093,636	$141,860,350	$(189,208,873)	$(1,556)	$1,519	$3,745,076	3,744,327	$182,459
See accompanying notes to portfolio of investments
22 | Allspring Managed Account CoreBuilder Shares - Series M

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$696,088,342	$75,000	$696,163,342
Short-term investments
Investment companies	3,745,076	0	0	3,745,076
Total assets	$3,745,076	$696,088,342	$75,000	$699,908,418
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Managed Account CoreBuilder Shares - Series M  | 23